Fair value of financial instruments - Reconciliation Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value of financial instruments
Financial assets at beginning of period	€ 14,829
Financial assets at end of period	16,069	€ 14,829
Level 3 | Private Venture Funds
Fair value of financial instruments
Net (losses)/gains in income statement	85	102
At Fair Value-Assets | Level 3
Fair value of financial instruments
Financial assets at beginning of period	727	746
Net (losses)/gains in income statement	177	19
Additions	69	49
Deductions	(218)	(85)
Transfers out of level 3	(7)	(5)
Other movements	2	3
Financial assets at end of period	€ 750	€ 727